Related party transactions	12 Months Ended
Dec. 31, 2015
Related party transactions [Abstract]
Related party transactions
18.	Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2015:

Name of related parties	Relationship with the Group
Beijing Jushangminghui Commerce and Trade Co., Ltd.	A company controlled by a beneficial owner of the Company and his immediate family member
Beijing Fanbosha Commerce and Trade Co., Ltd.	A company controlled by a beneficial owner of the Company and his immediate family member

During the years ended December 31, 2013, 2014 and 2015, significant related party transactions were as follows:

(a)	The Group entered into the following transactions with related parties:

	For the Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Purchases of merchandises:
Beijing Fanbosha Commerce and Trade Co., Ltd.	27,863	4,141	-
Beijing Jushangminghui Commerce and Trade Co., Ltd.	59,767	526	-

(b)	The Group had no balance with related parties as of December 31, 2014 and 2015.